GENERAL (Details Textual)	1 Months Ended
	Jan. 31, 2012 USD ($)	Aug. 31, 2011 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Jan. 27, 2012 FIS Software Ltd [Member]	Aug. 21, 2011 IDIT Technologies Ltd [Member]
Equity Method Investment, Ownership Percentage					47.30%	75.60%
Equity Method Investment Diluted Ownership Percentage	52.10%	42.20%
Ordinary shares, par value (in dollars per share)			1	1
Gain Loss From Equity Method Investments Due To Change In Percentage Of Ownership	$ 3,410	$ 25,833